RELATED PARTIES BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Schedule of Related Party Balances and Transactions
Balances with related parties:

	December 31,
	2016	2015

Convertible Notes (e)	$892	$728

Other accounts payable (b), (c)	$65	$36

Loans from related parties (a), (g)	$379	$29

Additional paid in capital (f)	$304	$-

Related parties' expenses:

	Year ended December 31,
	2016	2015
Amounts charged to:

General and administrative expenses (d), (f)	$220	$227

Research and Development expenses (b), (c)	$29	$76

Financial expense (a), (e), (g)	$82	$50